EQUITY AND STOCK-BASED COMPENSATION - Summary of Restricted Stock Share and Restricted Stock Unit Awards Activity (Details) - Restricted stock shares and restricted stock units - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 26, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unvested Restricted Stock Shares and Restricted Stock Units
Conversion of SPX Plan awards for SPX FLOW Stock Plan awards (in shares)	1,154
Granted (in shares)	69
Vested (in shares)	(91)
Forfeited and other (in shares)	(4)
Outstanding at the end of period (in shares)	1,128		1,128
Weighted-Average Grant-Date Fair Value Per Share
Conversion of SPX Plan awards for SPX Flow Stock Plan awards (in dollars per share)	$ 53.32
Granted (in dollars per share)	26.05
Vested (in dollars per share)	61.34
Forfeited and other (in dollars per share)	59.93
Outstanding at the end of period (in dollars per share)	$ 51.13		$ 51.13
Unrecognized compensation cost	$ 16.0		$ 16.0
Weighted-average period cost expected to be recognized			1 year 8 months 12 days
SPX
Unvested Restricted Stock Shares and Restricted Stock Units
Outstanding at beginning of year (in shares)	170	149	149	270	385
Granted (in shares)		75		71	115
Vested (in shares)		(35)		(66)	(118)
Forfeited and other (in shares)		(19)		(126)	(112)
Outstanding at the end of period (in shares)		170		149	270
Weighted-Average Grant-Date Fair Value Per Share
Outstanding at beginning of year (in dollars per share)	$ 79.65	$ 72.93	$ 72.93	$ 59.10	$ 55.18
Granted (in dollars per share)		85.47		89.37	62.90
Vested (in dollars per share)		79.92		59.78	54.85
Forfeited and other (in dollars per share)		63.45		59.39	53.97
Outstanding at the end of period (in dollars per share)		$ 79.65		$ 72.93	$ 59.10